Basis of Presentation and Significant Accounting Policies Allowance for obsolete inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Balance, beginning of year	$ 18,852	$ 8,991	$ 9,477
Provision for obsolete inventory	28,903	11,959	2,217
Less Charges against allowance	(34,680)	(2,098)	(2,703)
Balance, end of year	$ 13,075	$ 18,852	$ 8,991